Average Annual Total Returns (Vanguard Total International Stock Index Fund Institutional)	Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	FTSE Global All Cap ex US Index Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	FTSE Global All Cap ex US Index Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014	MSCI ACWI ex USA IMI Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	MSCI ACWI ex USA IMI Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014	Spliced Total International Stock Index Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Spliced Total International Stock Index Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.15%)	(4.14%)	(4.95%)	(1.78%)	(3.39%)	(3.39%)	(3.89%)	(3.89%)	(3.39%)	(3.39%)
Since Inception	4.46%	4.77%	3.72%	3.49%	4.82%	4.95%	4.57%	4.71%	4.54%	4.83%